DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9.	DUE FROM RELATED PARTY

Name	Nature	December 31,
		2013	2012

Suzhou Tongsheng Dual Metal
Material Co., Ltd (a)	Account receivable	$2,169,937	$1,685,049
Shenzhen Tofa Complex
Metal Material Co., Ltd. (a)	Account receivable	3,250,706	1,778,494
		$5,420,643	$3,463,543

(a)	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.

The amount due is interest free and unsecured and repayable on demand.

During the year ended December 31, 2013 and 2012, the Company sold goods to and purchased raw materials from related parties as follows:
	December 31,
	2013	2012
Sales of finished goods
Suzhou Tongsheng Dual Metal Material Co., Ltd	$3,554,265	$3,228,051

Shenzhen Tofa Complex Metal Material Co., Ltd.	2,642,015	183,755
	$6,196,280	$3,411,806
Purchases of raw materials

Shenzhen Tofa Complex Metal Material Co., Ltd.	$3,963,621	$1,972,516